Non-controlling interest (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling Interest [Line Items]
Balance	$ 781,538,498	$ 635,738,704	$ 518,164,954
Net income	126,356,264	158,107,859	103,005,129
Other comprehensive income	25,910,940	2,150,412	28,447,636
Distribution to non-controlling interest shareholders		(2,231,322)
Balance	952,635,543	781,538,498	635,738,704
Gain from liquidation of subsidiaries, net of tax	0	12,110,793	0
Parent [Member]
Noncontrolling Interest [Line Items]
Balance	781,538,498	634,627,210	517,797,503
Net income	126,356,264	156,997,595	102,297,870
Other comprehensive income	25,910,940	2,140,848	28,410,852
Distribution to non-controlling interest shareholders		0
Balance	952,635,543	781,538,498	634,627,210
Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Balance	0	1,111,494	367,451
Net income	0	1,110,264	707,259
Transactions with owners acting in their capacity as owners		0
Other comprehensive income	0	9,564	36,784
Distribution to non-controlling interest shareholders		(2,231,322)
Balance	0	0	1,111,494
Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Gain from liquidation of subsidiaries, net of tax		2,033,766
Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. [Member] | Parent [Member]
Noncontrolling Interest [Line Items]
Balance		1,204,118
Net income		1,202,787
Transactions with owners acting in their capacity as owners		0
Other comprehensive income		10,361
Distribution to non-controlling interest shareholders		(2,417,266)
Balance		$ 0